Commitments and Contingencies - Vessel's equipment commitments - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 6,325
Total	$ 6,325